SHARE-BASED COMPENSATION (DETAILS 5)	0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Jul. 09, 2012 CNY	Jan. 28, 2010 CNY	Dec. 31, 2012 CNY year	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 28, 2010 USD USD ($)	Dec. 31, 2012 USD USD ($)	Dec. 31, 2011 USD USD ($)
Share-based payment award, options, additional disclosures
Share options exercisable			37,766,073	37,741,073
Total fair value of options vested			1,885,795	14,494,367			$ 302,691	$ 2,302,923
The intrinsic value of outstanding share options							450,020
The intrinsic value of exercisable share options							440,335
Share-based compensation expense for share-based awards granted with performance conditions		9,500,000				1,400,000
Amount reclassified from additional paid in capital as other current liabilities	1,705,239
Net change in fair value of contingent consideration	1,535,865		11,989,000	25,716,000			1,924,000
Options classified as liability measured at fair value			169,374
Share-based compensation			3,465,000	3,234,000	16,860,000		556,000
Unrecognized compensation Expense			284,354				$ 45,642
Weighted average period of unrecognized compensation cost			1.09